Preference shares (Tables)	12 Months Ended
Dec. 31, 2014
Preference shares [Abstract]
Schedule of Changes in Preference shares (Mezzanine Equity)
Immediately prior to the IPO, the Group's preference shares comprised the following:
				Shares
Series	Date of Issuance	Issue Price Per Share	Redemption Price Per Share	Authorized	Issued and Outstanding	Carrying Amount
		US$	US$			US$
A	March 2010	0.37	0.18	27,028,572	27,028,572	9,866
A-1	March 2010	0.53	0.53	19,047,620	19,047,620	13,293
B	December 2010	1.79	1.79	26,247,412	25,210,084	56,910
B	March 2011	2.03	2.03	26,247,412	1,037,328	2,430
B-1	August and September 2011	3.608	3.608	15,243,000	15,242,995	66,152